Provisions (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Disclosure of other provisions [line items]
Balance as at January 1, 2018	₪ 134
Provisions created	100
Provisions used	(8)
Provisions cancelled	(13)
Current	175	[1]	₪ 94
Non-current	38	[1]	₪ 40
Customer [Member]
Disclosure of other provisions [line items]
Balance as at January 1, 2018	59
Provisions created	84
Provisions used	(6)
Provisions cancelled	(3)
Current	134
Non-current
Additional legal claims [Member]
Disclosure of other provisions [line items]
Balance as at January 1, 2018	28
Provisions created	15
Provisions used
Provisions cancelled	(8)
Current	35
Non-current
Dismantling and clearing of cellular and other sites [Member]
Disclosure of other provisions [line items]
Balance as at January 1, 2018	47
Provisions created	1
Provisions used	(2)
Provisions cancelled	(2)
Current	6
Non-current	₪ 38

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1.